Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (91,796,352)	R$ (90,934,144)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,895,123)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,936,975)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,006,496)
2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,169,457)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(12,556,350)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(34,231,951)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(42,405,964)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,738,532)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,483,763)
Bonds | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,432,629)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,880,029)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,871,011)
Panda Bonds - CNH [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,039,941)
Panda Bonds - CNH [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(942,700)
Panda Bonds - CNH [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,018,648)
Panda Bonds - CNH [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(78,593)
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,901,305)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,298,964)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,433,498)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,905,821)
Export credits (“export prepayments”) | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,382,592)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(880,430)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(178,526)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(106,899)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(65,487)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,140)
Assets Financing | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(38,214)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,113)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,033)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68)
Assets Financing | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,778,184)
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(684,513)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,093,671)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,182,737)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(278,177)
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,415,340)
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,304,815)
IFC - International Finance Corporation | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,184,405)
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,802)
BNDES – TJLP [Member] | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,727)
BNDES – TJLP [Member] | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,727)
BNDES – TJLP [Member] | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,727)
BNDES – TJLP [Member] | Country of domicile | 2030 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(621)
BNDES – TJLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,562,188)
BNDES – TLP [Member] | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(159,985)
BNDES – TLP [Member] | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(157,152)
BNDES – TLP [Member] | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(142,987)
BNDES – TLP [Member] | Country of domicile | 2030 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(377,906)
BNDES – TLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(477,203)
BNDES – TLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,246,955)
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(514,605)
BNDES – SELIC [Member] | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,390)
BNDES – SELIC [Member] | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,390)
BNDES – SELIC [Member] | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,390)
BNDES – SELIC [Member] | Country of domicile | 2030 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,390)
BNDES – SELIC [Member] | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,390)
BNDES – SELIC [Member] | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(317,655)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(153,762)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | 2030 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(98,422)
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(468,025)
BNDES - UMBNDES | Country of domicile | 2027 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,100)
BNDES - UMBNDES | Country of domicile | 2028 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,100)
BNDES - UMBNDES | Country of domicile | 2029 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,100)
BNDES - UMBNDES | Country of domicile | 2030 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,100)
BNDES - UMBNDES | Country of domicile | Later than five years and not later than six years | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,100)
BNDES - UMBNDES | Country of domicile | Later than six years [Member] | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(417,525)
NCE ("Export Credit Notes") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,000,000)
NCR ("Rural producer certificate") | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,179,399)
Debentures [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures [Member] | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(553,536)
Debentures [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(500,000)
Debentures [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,125,863)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68,486,657)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,626,740)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,671,505)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,700,539)
Total in foreign currency [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(12,078,219)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,444,972)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(18,964,682)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(23,309,695)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(268,383)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(265,470)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(305,957)
Total in local currency [Member] | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,091,238)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,111,378)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (15,267,269)